Fair Value Measurement - Condensed Consolidated Balance Sheets for Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ (1)		$ (2)
Net realized and unrealized gains (losses) included in earnings		(1)
Transfers into Level 3
Transfers out of Level 3
Purchases, Issuances and Settlements, net			2
Purchases
Ending balance	(1)	(1)
Net unrealized gains (losses) still held included in earnings		(1)
Long-Term Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized and unrealized gains (losses) included in earnings
Beginning balance
Transfers into Level 3
Transfers out of Level 3
Settlements
Purchases
Ending balance
Current Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1		1
Net realized and unrealized gains (losses) included in earnings	14	2	2
Transfers into Level 3
Transfers out of Level 3
Settlements	(2)	(1)
Purchases, Issuances and Settlements, net			(3)
Purchases	27
Ending balance	40	1
Net unrealized gains (losses) still held included in earnings	13	1
Long-Term Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1		1
Net realized and unrealized gains (losses) included in earnings	2	1
Transfers into Level 3
Transfers out of Level 3
Purchases, Issuances and Settlements, net			(1)
Purchases	62
Ending balance	65	1
Net unrealized gains (losses) still held included in earnings	$ 2	$ 1